DEFERRED INCOME - Expected periods of realization of contractual liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
DEFERRED INCOME
Total	R$ 963,407	[1]	R$ 865,407	[1]	R$ 619,881

[1]	Refers to the balance of contractual liabilities of customers, deferred when they relate to performance obligations satisfied over time.